Series A Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Series A Preferred Stock (Details) [Line Items]
Preferred stock conversion price	$ 11.5
Conversion of outstanding stock	15
Original issuance price	$ 10
Funds allocated for dividends (in Dollars)	$ 5,400
Percentage of additional dividend	12.00%
Additional capital (in Dollars)	$ 10,000
Net tangible assets (in Dollars)	10,000
Deferred payment (in Dollars)	2,500
Dividend payment outstanding (in Dollars)	4,500
Shares outstanding (in Dollars)	$ 750
Series A Preferred Stock [Member]
Series A Preferred Stock (Details) [Line Items]
Preferred stock authorized (in Shares)	10,000,000	10,000,000
Preferred stock par value	$ 0.0001	$ 0.0001
Shares issued (in Shares)	4,500,000	0
Preferred stock conversion price	$ 10
Original issuance price	12.00%
Unpaid cash dividends	$ 10
Class A Common Stock [Member]
Series A Preferred Stock (Details) [Line Items]
Preferred stock price per share	15
Conversion of outstanding stock	$ 10
Restated [Member]
Series A Preferred Stock (Details) [Line Items]
Preferred stock authorized (in Shares)	100,000,000